Contigencies (Details)		1 Months Ended
	Nov. 04, 2019 USD ($)	Sep. 25, 2020 USD ($)	Sep. 25, 2020 CNY (¥)	Apr. 30, 2020
Contigencies (Details) [Line Items]
Consulting service fee	$ 300,000
Initial payment	$ 300,000
Deposit		$ 250,000
Arbitration fee and counterclaim fees		11,724	¥ 81,844
Accrued legal liabilities		$ 261,724
LGC [Member] | Business Combination [Member]
Contigencies (Details) [Line Items]
Equity interest acquired				51.20%